GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
GOING CONCERN
Accumulated Deficit	$ (57,471,492)	$ (49,601,220)
Gross Proceeds From Offerings	15,000,000
Net Cash Used In Operating Activities	$ (3,688,302)	$ (2,191,533)